Fair Value (Other Assumptions) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deposits
Carrying amount of time deposits	$ 2,012,300,000	$ 1,973,468,000
Significant Unobservable Inputs (Level 3)
Loans
Carrying amount of fixed rate performing loans	1,503,811,000	1,515,437,000
Estimated fair value of fixed rate performing loans	1,481,239,000	1,469,231,000
Deposits
Carrying amount of time deposits	2,012,300,000	1,973,468,000
Estimated fair value of time deposits	2,011,950,000	1,976,156,000
Significant Other Observable Inputs (Level 2)
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	436,511,000	436,690,000
Estimated fair value of long-term FHLB borrowings	$ 465,017,000	$ 436,238,000